Related Party Balances and Transactions - Mfg consignment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Cost of manufacturing consignment	¥ 132,511	¥ 132,152	¥ 18,324